Segment information - Summary of Operating Results by Geographical Areas (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Turnover	€ 60,073	€ 52,444	€ 50,724
Non-current assets	52,201	49,912	46,430
United Kingdom
Disclosure of geographical areas [line items]
Turnover	2,498	2,443	2,391
Non-current assets	3,621	3,858	3,587
United States
Disclosure of geographical areas [line items]
Turnover	12,122	9,864	9,363
Non-current assets	18,109	16,692	12,946
India
Disclosure of geographical areas [line items]
Turnover	6,872	5,618	4,993
Non-current assets	6,500	6,755	6,264
Others
Disclosure of geographical areas [line items]
Turnover	38,581	34,519	33,977
Non-current assets	€ 23,971	€ 22,607	€ 23,633